INTANGIBLE ASSETS - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
Amount of borrowing costs capitalised	€ 216	€ 494
Capitalisation rate	3.70%	10.00%
Amount deducted from the capitalized book value	€ 0	€ 159	€ 268
Pre-tax discount rate	12.59%	12.89%